Organization Consolidation Basis Of Presentation Business Description And Accounting Policies - Schedule of Subscription and Transaction Fees by Category (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Disaggregation Of Revenue [Line Items]
Total revenue	$ 41,230	$ 28,244	$ 115,490	$ 76,667	$ 108,351	$ 64,865
Subscription and Transaction Fees
Disaggregation Of Revenue [Line Items]
Total revenue	36,092	22,112	97,604	60,726	85,951	56,992
Subscription and Transaction Fees | Small-to-midsize Business and Accounting Firm Customers
Disaggregation Of Revenue [Line Items]
Total revenue	33,356	19,537	89,789	53,958	76,292	50,138
Subscription and Transaction Fees | Financial Institution Customers
Disaggregation Of Revenue [Line Items]
Total revenue	$ 2,736	$ 2,575	$ 7,815	$ 6,768	$ 9,659	$ 6,854